Consolidated Statements of Comprehensive Income / (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Revenues	$ 116,520	$ 84,012	$ 98,517
Revenues - related party (Note 4)	54,974	69,938	31,799
Total revenues	171,494	153,950	130,316
Expenses:
Voyage expenses (Note 10)	5,776	5,114	11,565
Voyage expenses - related party (Notes 4, 10)	314	554	165
Vessel operating expenses (Note 10)	38,284	22,126	4,949
Vessel operating expenses - related party (Notes 4, 10)	17,039	23,634	30,516
General and administrative expenses (Note 4)	9,477	9,159	10,609
Loss / (gain) on sale of vessels to third parties (Note 5)	7,073	(1,296)	0
Depreciation & amortization (Note 5)	52,208	48,235	37,214
Vessels' impairment charge (Note 5)	0	43,178	0
Operating income	41,323	3,246	35,298
Non operating income:
Gain on sale of claim (Note 16)	31,356	0	0
Gain from bargain purchase (Note 3)	42,256	0	82,453
Total non operating income	73,612	0	82,453
Other income (expense):
Interest expense and finance cost	(15,991)	(26,658)	(33,820)
Gain on interest rate swap agreement (Note 8)	4	1,448	2,310
Interest and other income	533	775	879
Total other expense, net	(15,454)	(24,435)	(30,631)
Partnership's Net income/ (loss)	99,481	(21,189)	87,120
Preferred unit holders' interest in Partnership's net income	18,805	10,809	0
General Partner's interest in Partnership's net income / (loss)	1,598	(640)	1,742
Common unit holders' interest in Partnership's net income / (loss)	79,078	(31,358)	85,378
Net income / (loss) per (Note 15):
Common unit basic	$ 1.04	$ (0.46)	$ 1.78
Weighted-average units outstanding:
Common unit basic	75,645,207	68,256,072	47,138,336
Net income per (Note 15):
Common unit diluted	$ 1.01	$ (0.46)	$ 1.78
Weighted-average units outstanding:
Common units diluted	97,369,136	68,256,072	47,138,336
Comprehensive income / (loss):
Partnership's net income / (loss)	99,481	(21,189)	87,120
Other Comprehensive income:
Unrealized gain on derivative instruments (Note 8)	462	10,762	17,518
Comprehensive income/ (loss)	$ 99,943	$ (10,427)	$ 104,638